UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	May 1, 2017 to July 31, 2017

Item 1:            Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (113.0%)
Advertising (3.2%)
$885	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	$915,975
2,414	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	2,513,578
1,800	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1),(2)	(B+, B3)	02/15/22	6.125	1,890,000
3,600	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 104.19)(1)	(CCC+, Caa1)	10/15/20	8.375	3,654,000

					8,973,553

Air Transportation (0.4%)
1,150	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, Ba3)	02/01/24	5.000	1,170,125

Auto Parts & Equipment (1.3%)
850	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.44)(1)	(BB, Ba3)	08/15/26	4.875	866,363
2,650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	2,679,812

					3,546,175

Banking (0.5%)
1,450	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.50)(1)	(CCC+, Caa2e)	08/15/25	7.000	1,464,500

Brokerage (2.7%)
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 08/31/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	1,414,000
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	3,082,750
2,925	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	3,071,250

					7,568,000

Building & Construction (0.5%)
1,275	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 101.75)(1)	(B, B1)	12/01/18	7.000	1,297,313

Building Materials (8.2%)
1,900	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	2,018,750
1,150	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	1,224,750
1,525	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Baa3)	08/01/26	4.500	1,601,250
3,925	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	4,229,187
1,860	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB, B3)	01/15/23	8.250	2,018,100
3,650	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	3,996,750
2,875	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	3,061,875
1,000	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB-, B3)	04/15/22	8.500	1,130,000
1,075	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(BB-, B3)	07/15/23	6.125	1,131,437
975	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,045,688
1,600	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	1,656,000

					23,113,787

Cable & Satellite TV (10.6%)
2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	2,192,772
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	2,555,990
1,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	1,263,000
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	4,320,000
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B2)	06/01/24	5.250	1,368,915

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba1)	04/15/27	5.500	$560,438
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba1)	10/15/25	6.625	884,000
840	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B2)	10/15/25	10.875	1,050,000
3,750	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	4,083,375
650	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	706,062
2,800	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	2,968,000
1,700	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 08/31/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	1,780,716
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)(1),(3)	(B, B2)	04/15/23	7.000	1,412,282
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	1,380,347
3,250	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	3,371,875

					29,897,772

Chemicals (4.2%)
2,650	A Schulman, Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 105.16)	(B, B3)	06/01/23	6.875	2,782,500
2,100	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	2,173,500
975	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(B+, B1)	02/01/23	9.500	1,112,719
575	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 103.19)(1)	(B+, B1)	10/15/19	6.375	590,094
1,100	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	1,194,072
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/17 @ 100.00)(1),(4),(5),(6)	(NR, NR)	05/01/18	9.000	9,779
2,200	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 08/31/17 @ 101.59)	(B-, Caa1)	08/15/20	6.375	2,216,500
1,000	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 104.13)(1)	(BB, Ba3)	07/15/24	5.500	1,062,500
675	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	718,875

					11,860,539

Consumer/Commercial/Lease Financing (2.7%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/16/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	4,297,500
2,450	Ladder Capital Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/21 @ 100.00)(1)	(B+, Ba3)	03/15/22	5.250	2,532,687
775	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	822,469

					7,652,656

Diversified Capital Goods (0.9%)
2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,206,313
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	371,250

					2,577,563

Electronics (0.6%)
261	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(B+, B2)	04/15/23	9.125	300,803
1,325	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	1,434,551

					1,735,354

Energy - Exploration & Production (2.7%)
1,925	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 08/31/17 @ 103.25)(2)	(B+, B3)	11/01/21	6.500	1,910,562
1,981	Stone Energy Corp., Secured Notes (Callable 05/31/20 @ 105.63)	(NR, NR)	05/31/22	7.500	1,896,574

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production
$3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 08/31/17 @ 100.00)	(CC, Ca)	06/15/19	8.500	$2,122,500
1,700	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)(2)	(BB-, B3)	03/15/21	5.750	1,619,250

					7,548,886

Food - Wholesale (3.4%)
1,425	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B3)	04/01/25	5.250	1,489,125
1,850	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	1,979,500
1,100	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	1,153,625
1,000	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	1,050,410
750	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/20 @ 104.13)(1)	(B, B3)	03/01/25	5.500	793,125
1,350	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 102.88)(1)	(B, B3)	03/01/27	5.750	1,437,750
1,550	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(B+, B3)	06/15/24	5.875	1,625,562

					9,529,097

Gaming (1.8%)
1,500	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	1,563,750
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	2,392,500
990	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 08/30/17 @ 104.13)(1),(7)	(B, B2)	02/15/21	8.250	1,217,680

					5,173,930

Gas Distribution (2.9%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	3,937,315
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	2,667,500
1,450	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 102.88)	(B+, B1)	02/15/21	5.750	1,471,750

					8,076,565

Health Facilities (3.7%)
2,625	Care Capital Properties LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Baa3)	08/15/26	5.125	2,681,540
2,200	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	2,340,800
1,500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.38)(1)	(CCC+, Caa2)	07/01/25	6.750	1,545,000
2,100	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	04/01/22	8.125	2,264,850
1,500	Tenet Healthcare Corp., Rule 144A, Secured Notes (Callable 05/01/20 @ 102.56)(1),(2)	(B-, Ba3)	05/01/25	5.125	1,513,125

					10,345,315

Health Services (1.2%)
1,000	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(B+, Ba3)	10/01/24	5.125	1,030,000
2,375	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB-, B1)	06/01/25	5.250	2,443,281

					3,473,281

Hotels (1.1%)
3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B2)	05/01/25	5.250	3,142,500

Insurance Brokerage (2.7%)
2,100	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/31/17 @ 100.00)(1),(8)	(CCC+, Caa2)	07/15/19	17.000	2,102,625
2,450	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 08/31/17 @ 105.91)(1)	(CCC+, Caa2)	10/01/21	7.875	2,566,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage
$2,975	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	$3,034,128

					7,703,128

Investments & Misc. Financial Services (1.0%)
2,750	Orchestra Co-Issuer, Inc., Rule 144A (Callable 06/15/19 @ 103.38)(1)	(B-, NR)	06/15/22	6.750	2,894,375

Machinery (1.6%)
1,575	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	1,643,906
2,625	Vertiv Intermediate Holding Corp., 12.000% Cash, 13.000% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/15/19 @ 106.00)(1),(8)	(B-, Caa1)	02/15/22	25.000	2,897,344

					4,541,250

Media - Diversified (1.4%)
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 08/31/17 @ 103.00)	(B+, Ba3)	04/15/22	6.000	1,032,500
2,870	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	2,769,550

					3,802,050

Media Content (2.9%)
2,125	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	2,364,063
550	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	03/01/24	5.750	606,375
750	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	02/15/25	5.875	841,875
525	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.22)(1)	(B+, B3)	08/01/24	5.625	544,031
1,710	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	1,778,400
900	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB, Ba2)	05/15/25	5.125	933,750
1,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	1,032,500

					8,100,994

Metals & Mining - Excluding Steel (3.8%)
2,300	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 103.06)(1)	(B+, B1)	12/15/20	6.125	2,357,500
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	2,130,000
4,525	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 102.75)(4),(5)	(NR, NR)	06/01/19	11.000	272
550	Peabody Energy Corp., Rule 144A, Senior Secured Notes (Callable 03/31/19 @ 103.00)(1)	(B+, Ba3)	03/31/22	6.000	563,062
2,000	Peabody Energy Corp., Rule 144A, Senior Secured Notes (Callable 03/31/20 @ 104.78)(1)	(B+, Ba3)	03/31/25	6.375	2,027,500

3,750	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1),(2)	(B-, B3)	06/15/22	8.750	3,735,937

					10,814,271

Non - Electric Utilities (0.2%)
675	CD&R Waterworks Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa1)	08/15/25	6.125	690,188

Oil Field Equipment & Services (5.9%)
3,330	FTS International, Inc., Global Senior Secured Notes (Callable 08/31/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	2,905,425
2,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1),(2)	(CCC+, Caa1)	04/01/22	9.875	2,020,000
585	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 08/30/17 @ 100.00)(8)	(NR, NR)	02/04/20	8.400	208,728
1,575	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 08/28/17 @ 100.00)(1)	(NR, Ca)	12/01/17	7.250	767,813
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B-, Caa1)	07/15/22	6.750	1,593,875
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 08/31/17 @ 101.88)	(B-, Caa1)	08/01/20	7.500	174,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services
$1,105	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	$895,050
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/17 @ 102.16)(1)	(B-, B2)	11/01/18	8.625	1,500,000
2,865	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/17 @ 104.31)(1)	(B-, B2)	11/02/20	9.500	2,836,127
1,390	Sidewinder Drilling, Inc.(5),(6)	(NR, NR)	02/14/20	12.000	1,292,831
1,600	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(2)	(B+, Caa1)	10/15/22	5.800	1,518,208
850	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	805,375

					16,517,432

Oil Refining & Marketing (1.9%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/31/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	1,022,500
4,100	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	4,182,000

					5,204,500

Packaging (2.6%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,067,500
1,250	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/19 @ 105.44)(1)	(B, B3)	05/15/24	7.250	1,384,375
1,150	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	1,180,188
2,200	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	2,314,125
1,050	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(7)	(B-, Caa1)	02/15/23	7.750	1,317,365

					7,263,553

Personal & Household Products (1.3%)
1,250	First Quality Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.75)(1)	(BB-, B1)	07/01/25	5.000	1,293,500
2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC+, Caa1)	03/15/25	8.875	1,995,000
300	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	323,625

					3,612,125

Pharmaceuticals (3.6%)
1,850	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1)	(BB-, Ba3)	09/01/23	7.875	1,831,500
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(2)	(BB, Ba2)	10/15/24	5.875	1,404,000
1,100	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(1)	(B-, Caa1)	04/15/25	6.125	940,500
3,050	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	2,638,250
205	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/17 @ 100.00)(1),(2)	(B-, Caa1)	08/15/18	6.750	205,307
2,850	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba3)	03/15/24	7.000	3,042,375

					10,061,932

Real Estate Investment Trusts (4.4%)
1,400	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(B+, B2)	04/01/22	6.000	1,452,500
4,400	iStar, Inc., Senior Unsecured Notes (Callable 08/31/17 @ 101.25)	(B+, B2)	07/01/19	5.000	4,460,500
1,825	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1)	(B+, Caa2)	11/01/23	8.125	1,875,187
2,500	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/31/17 @ 104.41)	(BB, B1)	08/01/22	5.875	2,621,875
1,800	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3e)	12/15/21	5.000	1,881,000

					12,291,062

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel (2.7%)
$3,000	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	$3,360,000
600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	621,750
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	2,193,000
1,320	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 02/01/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	1,359,600

					7,534,350

Restaurants (0.3%)
925	Pizza Hut Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.38)(1)	(BB, B1)	06/01/27	4.750	956,219

Software - Services (3.8%)
900	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	927,000
1,825	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	1,934,500
1,450	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/31/17 @ 103.56)(1),(8)	(CCC, Caa2)	05/01/21	15.000	1,508,000
900	j2 Global Co-Obligor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.55)(1)	(BB, Ba3)	07/15/25	6.000	941,625
1,050	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	1,081,500
3,692	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa3)	01/15/22	9.125	3,719,690
639	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 08/31/17 @ 100.00)	(CCC+, Caa3)	01/15/19	9.125	626,220

					10,738,535

Specialty Retail (1.4%)
3,920	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	4,067,000

Steel Producers/Products (1.0%)
450	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	470,250
2,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	2,270,000

					2,740,250

Support - Services (8.5%)
3,100	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	3,134,875
3,000	Brand Energy & Infrastructure Services, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 106.34)(1)	(CCC+, Caa2)	07/15/25	8.500	3,202,500
2,550	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	2,703,000
3,262	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(BB-, B3)	09/01/22	7.000	3,392,480
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(7)	(CCC+, Caa1)	05/15/22	5.750	2,226,189
1,450	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,515,250
3,050	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	3,170,231
1,000	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB-, Ba3)	05/15/27	5.500	1,057,500
650	United Rentals North America, Inc., Senior Unsecured Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	653,250
2,505	Xerox Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	2,937,112

					23,992,387

Tech Hardware & Equipment (2.5%)
550	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	577,159
950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	954,750
1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(BB-, Ba3)	06/15/25	6.000	2,106,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment
$2,385	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1),(2)	(CCC+, Caa1)	03/01/23	8.875	$2,376,056
800	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	880,000

					6,893,965

Telecom - Satellite (1.6%)
3,000	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	3,453,750
1,000	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	1,052,500

					4,506,250

Telecom - Wireless (0.6%)
1,400	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	1,561,000

Telecom - Wireline Integrated & Services (2.2%)
700	CyrusOne Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.69)(1)	(BB, Ba3)	03/15/27	5.375	741,125
725	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	785,719
1,175	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(B-, Caa1)	12/31/24	7.875	1,266,063
1,000	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B, B3)	04/01/23	6.000	1,058,750
2,175	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	2,310,937

					6,162,594

Theaters & Entertainment (2.5%)
500	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(2)	(B+, B2)	05/15/27	6.125	515,575
1,600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 08/31/17 @ 104.41)	(B+, B2)	02/15/22	5.875	1,670,000
855	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(B+, B2)	11/15/26	5.875	874,152
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, Ba1)	06/15/23	6.000	1,567,188
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B3)	11/01/24	4.875	2,260,500

					6,887,415

TOTAL CORPORATE BONDS (Cost $308,803,825)					317,683,736

BANK LOANS (21.1%)
Aerospace& Defense (0.7%)
1,950	Sequa Mezzanine Holdings LLC(9)	(B-, B3)	11/28/21	6.814	1,970,668

Auto Parts & Equipment (1.0%)
740	Dayco Products LLC(9)	(B+, B2)	05/19/23	6.234	745,550
2,800	Jason, Inc.(5),(9)	(CCC+, Caa3)	06/30/22	9.296	2,152,258

					2,897,808

Beverages (0.7%)
2,000	The Winebow Group, Inc.(5),(9)	(CCC, Caa1)	12/31/21	8.734	1,870,000

Chemicals (3.6%)
2,118	Ascend Performance Materials Operations LLC(9)	(B-, B2)	08/12/22	6.796	2,141,898
1,000	ASP Chromaflo Intermediate Holdings, Inc.(9)	(CCC, Caa2)	11/14/24	9.234	998,750
1,000	SK Spice Sarl(9)	(NR, Caa1)	07/11/25	9.474	1,015,000
2,500	Solenis International LP(9)	(B-, Caa1)	07/31/22	7.952	2,513,025
3,500	Vantage Specialty Chemicals, Inc.(5),(9)	(CCC, Caa1)	02/05/22	9.984	3,517,500

					10,186,173

Diversified Capital Goods (0.7%)
2,045	Dynacast International LLC(9)	(B-, Caa1)	01/30/23	9.796	2,055,225

Electronics (0.4%)
1,000	CPI International, Inc.(9)	(CCC+, Caa2)	07/25/25	10.500	1,005,000

Energy - Exploration & Production (1.2%)
1,750	Chief Exploration & Development LLC(9)	(NR, NR)	05/16/21	7.932	1,709,172

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Energy - Exploration & Production
$2,000	W&T Offshore, Inc.(9)	(CCC, Caa2)	05/15/20	9.000	$1,710,000

					3,419,172

Gaming (1.4%)
3,000	The Intertain Group Ltd.(3),(5),(9)	(B, Caa1)	12/16/22	10.000	3,994,600

Health Facility (0.4%)
1,173	Western Dental Services, Inc.(9)	(B-, B3)	06/23/23	6.484	1,181,446

Insurance Brokerage (0.7%)
1,995	Acrisure LLC(9)	(B, B2)	11/22/23	6.296	2,024,925

Investments & Misc. Financial Services (1.1%)
3,000	Mergermarket U.S.A., Inc.(9)	(CCC+, Caa2)	02/04/22	7.723	3,000,000

Machinery (1.9%)
2,750	CPM Holdings, Inc.(5),(9)	(B-, Caa1)	04/10/23	10.476	2,805,000
2,475	WireCo WorldGroup, Inc.(9)	(B-, Caa2)	09/30/24	10.202	2,495,889

					5,300,889

Media Content (0.4%)
1,000	DLG Acquisitions Ltd.(7),(9)	(CCC+, Caa2)	06/30/22	8.250	1,192,117

Oil Refining & Marketing (0.9%)
2,902	Philadelphia Energy Solutions LLC(9)	(B+, B3)	04/04/18	6.257	2,625,871

Personal & Household Products (1.4%)
1,990	ABG Intermediate Holdings 2 LLC(5),(9)	(CCC+, Caa1)	05/27/22	9.796	2,014,875
2,300	Comfort Holding LLC(9)	(CCC-, Caa1)	01/17/25	11.135	1,966,500

					3,981,375

Recreation & Travel (1.1%)
3,000	Legendary Pictures Funding LLC(5),(9)	(NR, NR)	04/22/20	7.296	3,003,750

Software - Services (2.1%)
1,309	Almonde, Inc.(9)	(CCC+, Caa2)	06/13/25	8.459	1,347,951
2,590	Aricent Technologies(9)	(CCC, Caa2)	04/14/22	9.724	2,617,519
1,250	Eze Castle Software, Inc.(9)	(CCC+, Caa1)	04/05/21	7.796	1,253,125
741	LDiscovery LLC(9)	(B+, B2)	12/09/22	7.055	697,113

					5,915,708

Support - Services (0.5%)
500	Pike Corp.(9)	(CCC+, Caa1)	09/02/24	9.240	508,750
2,671	Sprint Industrial Holdings LLC(5),(9)	(CC, Caa3)	11/14/19	13.546	734,534

					1,243,284

Telecom - Wireline Integrated & Services (0.8%)
2,250	Omnitracs, Inc.(9)	(CCC+, Caa1)	05/25/21	9.050	2,261,250

Theaters & Entertainment (0.1%)
320	NEG Holdings LLC(5),(6),(9)	(NR, NR)	10/17/22	9.296	237,173

TOTAL BANK LOANS (Cost $58,691,825)					59,366,434

Number of Shares

COMMON STOCKS (1.8%)
Auto Parts & Equipment (0.5%)
109,693	UCI International, Inc.(5),(6),(10)				1,371,163

Building & Construction (0.0%)
13	White Forest Resources, Inc.(5),(6),(10)				161

Building Materials (0.0%)
619	Dayton Superior Corp.(5),(6),(10)				—

Chemicals (0.0%)
4,893	Huntsman Corp.(5)				130,252

Oil Field Equipment & Services (0.4%)
26	Sidewinder Drilling, Inc., Series A(5),(6),(10)				1,009,362

Oil, Gas & Consumable Fuels (0.6%)
5,416	Bonanza Creek Energy, Inc.(10)				157,281

Number of Shares				Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
71,901	Stone Energy Corp.(10)			$1,551,623

				1,708,904

Support - Services (0.3%)
2,100	LTR Holdings LLC(10)			798,000
692	Sprint Industrial Holdings LLC, Class G(6),(10)			—
63	Sprint Industrial Holdings LLC, Class H(6),(10)			—
153	Sprint Industrial Holdings LLC, Class I(6),(10)			—

				798,000

Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(5),(6),(10)			—

TOTAL COMMON STOCKS (Cost $7,103,613)				5,017,842

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.(5),(6),(10) (Cost $250,835)			—

SHORT-TERM INVESTMENTS (6.5%)
10,207,713	State Street Navigator Securities Lending Government Money Market Portfolio, 0.99%(11)			10,207,713

Par (000)		Maturity	Rate%
$8,021	State Street Bank and Trust Co. Euro Time Deposit	08/01/17	0.120	8,020,511

TOTAL SHORT-TERM INVESTMENTS (Cost $18,228,224)				18,228,224

TOTAL INVESTMENTS AT VALUE (142.4%) (Cost $393,078,322)				400,296,236

LIABILITIES IN EXCESS OF OTHER ASSETS (-42.4%)				(119,131,468)

NET ASSETS (100.0%)				$281,164,768

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities amounted to a value of $213,928,850 or 76.1% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in British Pound.
(4)	Bond is currently in default.
(5)	Illiquid security (unaudited).
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(7)	This security is denominated in Euro.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Variable rate obligation — The interest rate shown is as of July 31, 2017.
(10)	Non-income producing security.
(11)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2017.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,700,000	USD	1,841,544	12/15/17	Morgan Stanley	$1,841,544	$2,019,050	$177,506
GBP	1,405,650	USD	1,794,614	10/13/17	Morgan Stanley	1,794,614	1,857,594	62,980
USD	7,617,123	EUR	6,786,500	10/13/17	Morgan Stanley	(7,617,123)	(8,032,238)	(415,115)
USD	139,592	EUR	128,500	12/15/17	Morgan Stanley	(139,592)	(152,616)	(13,024)
USD	6,857,738	GBP	5,552,750	10/13/17	Morgan Stanley	(6,857,738)	(7,338,072)	(480,334)
USD	1,521,393	GBP	1,201,250	12/15/17	Morgan Stanley	(1,521,393)	(1,590,686)	(69,293)

								$(737,280)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$316,381,125	$1,302,611		$317,683,736
Bank Loans	—	35,555,267	23,811,167		59,366,434
Common Stocks	1,839,156	798,000	2,380,686	(1)	5,017,842	(1)
Preferred Stocks	—	—	0	(1)	0	(1)
Short-term Investments	—	18,228,224	—		18,228,224

	$1,839,156	$370,962,616	$27,494,464	(1)	$400,296,236	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$240,486	$—		$240,486

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$977,766	$—		$977,766

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock		Total
Balance as of October 31, 2016	$2,880,737	$20,702,208	$1,131,580 (1)	$0	(1)	$24,714,525 (1)
Accrued discounts (premiums)	(18,008)	85,255	—	—		67,247
Purchases	1,285,736	9,558,898	3,213,284	—		14,057,918
Sales	(3,580,986)	(8,144,856)	(287,500)	—		(12,013,342)
Realized gain (loss)	(1,222,659)	141,565	(90,000)	—		(1,171,094)
Change in unrealized appreciation (depreciation)	1,957,791	616,199	(788,678)	—		1,785,312
Transfers into Level 3	—	3,851,898	—	—		3,851,898
Transfers out of Level 3	—	(3,000,000)	(798,000)	—		(3,798,000)

Balance as of July 31, 2017	$1,302,611	$23,811,167	$2,380,686 (1)	$0	(1)	$27,494,464 (1)

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2017	$(5,351)	$265,266	$(832,778)	$—		$(572,863)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 7/31/2017	Valuation Techniques	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$9,780	Income Approach	Expected Remaining Distribution	NA
	$1,292,831	Market Approach	Comparable Bond Price	NA
Bank Loans	$237,173	Market Approach	Discount For Illiquidity	NA
	$23,573,994	Vendor Pricing	Single Broker Quote	$0.86 – $1.02 ($0.99)
Common Stocks	$161	Market Approach	Discount For Illiquidity	$0.00 – $12.69 ($0.24)
	$1,009,362	Market Approach	Comparable Bond Price	$0.00 – $39,426.66 ($1,080.70)
	$1,371,163	Vendor Pricing	Single Broker Quote	NA
Preferred Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2017, there were no transfers between Level 1 and Level 2, but there was $3,851,898 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,798,000 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:            Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:            Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   September 15, 2017

/s/Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer

Date:   September 15, 2017